Restructuring Expenses - 10-Q (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended								3 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2011 Research and development expense [Member]	Dec. 31, 2009 Research and development expense [Member]	Dec. 31, 2011 General and administrative expense [Member]	Dec. 31, 2009 General and administrative expense [Member]	Dec. 31, 2011 Accrued Severance Benefits [Member]	Dec. 31, 2010 Accrued Severance Benefits [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Research and development expense [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] General and administrative expense [Member]	Jun. 30, 2012 2011 Restructuring Plan [Member] Accrued Severance Benefits [Member]	Dec. 31, 2011 2011 Restructuring Plan [Member] Accrued Severance Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Personnel-related termination costs	$ 1,700	$ 900	$ 800	$ 600	$ 900	$ 300			$ 1,700	$ 800	$ 900
Summarizes activity related to accrued severance benefits [Abstract]
Balance at December 31, 2011							1,774	0				1,544
Net Charges paid												(1,382)	1,716
Balance at June 30, 2012							$ 1,774	$ 0				$ 162	$ 1,544